Income tax expense (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Income Tax Expense [Abstract]
Disclosure of reconciliation of accounting profit multiplied by applicable tax rates
The below table reconciles the income tax charge at the statutory tax rate to the effective taxes reported in the income statement:

(EUR thousand)		For the financial year ended March 31
Income tax	Note	2021	2020	2019
Current income tax expense		(3,041)	(24,389)	(28,772)
Adjustment in respect of current income tax of previous years		(149)	510	(10,181)
Deferred tax benefit	28	34,167	16,198	15,997
Income tax benefit / (expense) reported in the income statement		30,977	(7,681)	(22,956)
Of which income tax benefit related to amortization of acquisition related items		15,066	15,066	15,066

Of which tax impact on exceptional items	3,726	1,210	2,822
Of which exceptional income tax expense	(2,303)	(1,341)	(14,526)

(EUR thousand)	For the financial year ended March 31
	2021 Restated	2020	2019
(Loss) / Profit before tax	(465,362)	9,350	29,843
Effective tax
Tax benefit / (expense) calculated at the weighted average expected tax rate of 24.00% (24.00% in FY2019/20, 21.40% in FY2018/19)	111,687	(2,244)	(6,387)
Adjustment in respect of current income tax of previous years	(149)	550	(10,181)
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	(600)	502	501
Expenses not deductible for tax purposes	(32,138)	(15,882)	(18,577)
Current year losses not generating deferred tax assets	(11,637)	—	(1,017)
Effect of capital reorganization	(15,225)	—	—
Effect of income taxed at different tax rates	(22,668)	6,250	9,970
Deferred tax asset recognized for previously unrecognized tax loss carry forward	10	1,028	4,479
Deferred tax asset recognized for future tax credit	440	1,045	—
Other tax items	1,257	1,071	(1,744)
Total reported effective tax benefit / (expense)	30,977	(7,681)	(22,956)

(EUR thousand)		For the financial year ended March 31
Tax items recognized directly in other comprehensive income:	Note	2021	2020	2019
Tax effect on remeasurements of post-employment benefit obligations	28	108	307	(74)
Total tax effect		108	307	(74)